Common Stock - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Common stock shares authorized	117,138,030	115,838,000	115,838,000
Common stock dividends declared	$ 0	$ 0